Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000011065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 21,214.65	$ 21,214.65	$ 21,214.65	$ 16,829.07	$ 17,122.96	$ 18,454.62	$ 13,373.72	$ 14,535.88	$ 13,077.28	$ 12,840.98	$ 10,729.91	$ 9,925.46	$ 9,425
Average Annual Return, Percent	18.80%	6.58%	7.81%
C000011065 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	26.06%	7.85%	8.45%
C000011067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 20,902.46	$ 20,902.46	$ 20,902.46	16,705.58	17,121.45	18,595.22	13,573.17	14,856.14	13,472.58	13,320.21	11,215.11	10,448.62	9,999.98
Average Annual Return, Percent	24.12%	7.07%	7.65%
C000011067 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	25.12%	7.07%	7.65%
C000123818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 11,659,112.96	$ 11,659,112.96	$ 11,659,112.96	9,216,150.06	9,344,943.29	10,041,609.67	7,250,621.49	7,849,006.88	7,037,813.08	6,885,825.38	5,732,624.76	5,283,612.74	4,999,999.98
Average Annual Return, Percent	26.51%	8.24%	8.84%
C000011069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 21,651.07	$ 21,651.07	$ 21,651.07	17,244.52	17,616.77	19,068.85	13,868.26	15,123.72	13,660.81	13,469.21	11,300.84	10,489.75	10,000.01
Average Annual Return, Percent	25.55%	7.44%	8.03%
C000011068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,530,084.58	$ 11,530,084.58	$ 11,530,084.58	9,125,033.64	9,264,050.53	9,965,213.68	7,202,264.9	7,808,170.33	7,008,459.85	6,863,155.65	5,721,294.97	5,278,016.8	5,000,000.01
Average Annual Return, Percent	26.36%	8.11%	8.71%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 33,950.48088	$ 33,950.48088	$ 33,950.48088	24,598.75428	22,333.50688	26,155.03398	18,301.24174	16,681.39682	14,591.05682	13,592.5175	10,994.30598	10,519.95358	10,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 23,391.79369	$ 23,391.79369	$ 23,391.79369	$ 17,859.55437	$ 17,835.67791	$ 19,177.56708	$ 13,340.28671	$ 14,432.12862	$ 12,977.00824	$ 12,594.76173	$ 10,693.38607	$ 10,052.9338	$ 10,000
Average Annual Return, Percent	30.98%	10.14%	8.87%